Long term debt - Credit facility (Details)			6 Months Ended	12 Months Ended
	Aug. 26, 2016 CAD	Apr. 29, 2016 CAD	Jun. 30, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Mar. 31, 2017	Sep. 30, 2016 CAD	Apr. 27, 2016 CAD	Apr. 04, 2016 CAD	Apr. 03, 2016 CAD	Jul. 08, 2015 CAD	Apr. 07, 2010
Line of Credit Facility [Line Items]
Less: current portion				CAD (8,246,000)	CAD (5,962,000)
Long-term debt, gross, non-current				31,326,000	22,610,000
Maximum borrowing capacity of credit facility									CAD 90,000,000.0	CAD 75,000,000.0	CAD 100,000,000
Required scheduled payment				5,962,000	CAD 6,964,000
Repurchase amount									CAD 10,000,000
Term Loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility											30,000,000
Amortization schedule for repayment					84 months
Debt covenant, prepayment annual amount				4,000,000
Required scheduled payment		CAD 1,700,000
Drawdown against revolver	CAD 6,000,000
Long-term debt unpaid balance				28,600,000	CAD 28,600,000
Debentures
Line of Credit Facility [Line Items]
Long-term debt, gross, non-current					19,927,000		CAD 0
Redeemed debentures	CAD 10,000,000						CAD 10,000,000	CAD 9,927,000
Revolver
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility											CAD 70,000,000
Amount outstanding during period				800,000	2,400,000
Borrowing base				92,100,000
Unused borrowing availability under the revolving facility				CAD 58,200,000	67,600,000
Maximum | Term Loan
Line of Credit Facility [Line Items]
Repayment percentage of excess cash flow				25.00%
Senior leverage ratio				3.5
Fixed charge ratio				1.0
Maximum | Revolver
Line of Credit Facility [Line Items]
Borrowing base					83,800,000
Minimum | Term Loan
Line of Credit Facility [Line Items]
Debt covenant, threshold amount for prepayment				CAD 18,000,000
Senior leverage ratio				3.0
Minimum | Revolver
Line of Credit Facility [Line Items]
Borrowing base				CAD 51,700,000	52,800,000
Credit facility
Line of Credit Facility [Line Items]
Total Credit Facility				39,572,000	28,572,000
Less: current portion				(8,246,000)	(5,962,000)
Long-term debt, gross, non-current				31,326,000	22,610,000
Credit facility | Term Loan
Line of Credit Facility [Line Items]
Total Credit Facility				28,572,000	28,572,000
Credit facility | Revolver
Line of Credit Facility [Line Items]
Total Credit Facility				CAD 11,000,000	0
Series 1 Debentures | Debentures
Line of Credit Facility [Line Items]
Redeemed debentures					CAD 38,800,000
Stated interest rate on long term debt	9.125%											9.125%
Scenario, forecast | Term Loan
Line of Credit Facility [Line Items]
Required scheduled payment			CAD 4,000,000
Scenario, forecast | Minimum | Term Loan
Line of Credit Facility [Line Items]
Fixed charge ratio						0.9